CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017
Net unrealized gains on available-for-sale investments, net	$ 2,018	$ 10,007	$ 217
Transfer to statements of operations of realized gains on available-for-sale, net	$ 0	$ 0	$ 0